Shareholders' Deficit (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 20, 2024	Dec. 31, 2024	Mar. 31, 2026	Dec. 31, 2025	Aug. 25, 2025
Shareholders' Equity (Deficit) [Line Items]
Preference shares authorized		5,000,000	5,000,000	5,000,000
Preference shares par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preference shares issued		0	0	0
Preference shares outstanding		0	0	0
Share issued (in Dollars)		$ 25,000
Percentage of aggregate conversion of ordinary shares			20.00%
Voting percentage			50.00%	50.00%
Affirmative vote			90.00%	90.00%
Price per warrant			$ 1
Trading days			10 days	10 days
Exceeds price per share			$ 0.01	$ 0.01
Prior written notice of redemption			30 days	30 days
Number of trading days for determining the newly issued share price			20 days	20 days
Commencing of trading day period			30 days	30 days
Effective business days			60 days	60 days
Gross proceeds percentage			60.00%	60.00%
Common stock threshold trading days			20 days	20 days
Percentage of newly issued price			$ 115	$ 115
Warrants [Member]
Shareholders' Equity (Deficit) [Line Items]
Warrants outstanding			16,000,000	16,000,000
Effective business days			30 days	30 days
Public Warrants [Member]
Shareholders' Equity (Deficit) [Line Items]
Warrants outstanding			11,500,000	11,500,000
Private Placement Warrants [Member]
Shareholders' Equity (Deficit) [Line Items]
Warrants outstanding			4,500,000	4,500,000
Price per warrant			$ 1	$ 1
Business Combination [Member]
Shareholders' Equity (Deficit) [Line Items]
Voting percentage			50.00%	50.00%
Price per warrant			$ 18	$ 18
Business Combination [Member] | Warrants [Member]
Shareholders' Equity (Deficit) [Line Items]
Price per warrant			$ 9.2	$ 9.2
Sponsor [Member]
Shareholders' Equity (Deficit) [Line Items]
Share issued (in Dollars)	$ 25,000
Class A Ordinary Shares [Member]
Shareholders' Equity (Deficit) [Line Items]
Ordinary shares authorized		500,000,000	500,000,000	500,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares issued		0	0	0
Ordinary shares outstanding		0	0	0
Ordinary shares subject to possible redemption		0	23,000,000	23,000,000
Voting rights			one
Price per warrant			$ 11.5	$ 11.5
Newly adjusted issue price per share			$ 18	$ 18
Effective business days			30 days	30 days
Percentage of newly issued price			$ 180	$ 180
Class A Ordinary Shares [Member] | Warrants [Member]
Shareholders' Equity (Deficit) [Line Items]
Price per warrant			$ 11.5	$ 11.5
Effective business days			20 days	20 days
Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Shareholders' Equity (Deficit) [Line Items]
Price per warrant			$ 11.5	$ 11.5
Class A Ordinary Shares [Member] | Common Stock [Member]
Shareholders' Equity (Deficit) [Line Items]
Ordinary shares issued			0	0
Ordinary shares outstanding			0	0
Shares issued
Class A Ordinary Shares [Member] | Business Combination [Member]
Shareholders' Equity (Deficit) [Line Items]
Price per warrant			$ 9.2	$ 9.2
Class B Ordinary Shares [Member]
Shareholders' Equity (Deficit) [Line Items]
Ordinary shares authorized		50,000,000	50,000,000	50,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares issued		5,750,000	5,750,000	5,750,000	5,750,000
Ordinary shares outstanding		5,750,000	5,750,000	5,750,000
Voting rights			one	one
Class B Ordinary Shares [Member] | Common Stock [Member]
Shareholders' Equity (Deficit) [Line Items]
Shares issued		5,750,000
Share issued (in Dollars)		$ 575
Class B Ordinary Shares [Member] | Sponsor [Member]
Shareholders' Equity (Deficit) [Line Items]
Ordinary shares par value (in Dollars per share)	$ 0.0001
Ordinary shares issued		5,750,000		5,750,000
Ordinary shares outstanding		5,750,000		5,750,000
Shares issued	5,750,000
Share issued (in Dollars)	$ 25,000
Price per share (in Dollars per share)	$ 0.004